Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
(6) Related	Party Transactions

Details of related party transactions material to the operations of the Group other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business, are set out below:

In September 2011, we entered into a license agreement with SpeeDx Pty Ltd (“SpeeDx”) pursuant to which SpeeDx granted us a license in the field of molecular diagnostics. Under the agreement we make milestone payments totaling A$500,000 if certain specified targets are achieved and payments ranging from 5% to 15% of our sales and licensing revenues to SpeeDx. Messrs Denver and Jane are directors of the Company and SpeeDx Pty Ltd. Certain of our substantial shareholders also hold substantial shareholdings in SpeeDx. CM Capital Pty Ltd, which holds approximately 11% of our shares and of which Mr Jane is a director, holds approximately 34% of the issued shares in SpeeDx. PFM Cornerstone Limited, which holds approximately 8% of our shares and of which Messrs Denver and Hanley and Dr Adam are directors, holds approximately 34% of the issued shares in SpeeDx. Johnson & Johnson Development Corporation has a beneficial interest in approximately 9% of our shares. An affiliate of Johnson & Johnson, Johnson and Johnson Research Pty Ltd owns approximately 13% of issued shares in SpeeDx.

Based on the latest Amendment to Schedule 13G filed on January 25, 2012, Johnson and Johnson Development Corporation (a venture capital wholly owned subsidiary of Johnson & Johnson) beneficially held 14,915,400 shares in the Company as at December 31, 2011 which represents approximately 9.4% of the Company’s shares.

The following transactions occurred with LifeScan:

	As of December, 31
	2011	2010	2009
	A$	A$	A$
Current Receivables — Owing by LifeScan
Sale of goods	1,999,764	3,588,798
Sale of services	2,890,019	—

	4,889,783	3,588,798

Current Liabilities — Owing to LifeScan
Purchase of goods	786,708	—

Revenue from LifeScan
Revenue from products	12,063,582	11,760,009	132,733
Revenue from services	2,632,870	6,420,027	2,850,071
Research and develoment income	—	—	1,337,125
Milestone payment	—	—	17,722,641

	14,696,452	18,180,036	22,042,570